COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 29, 2016
COMMITMENTS AND CONTINGENCIES.
Schedule of Future Minimum Payments under Operating Leases	Future minimum operating lease payments which relate to office and warehouse space in various countries as at February 29, 2016 per fiscal year are as follows:
2017	1,144
2018	134
2019	10

1,288